Document And Entity Information	Nov. 03, 2021
Document Information [Line Items]
Entity, Registrant Name	ION Geophysical Corporation
Document, Type	8-K
Document, Period End Date	Nov. 03, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-12691
Entity, Tax Identification Number	22-2286646
Entity, Address, Address Line One	2105 CityWest Blvd.
Entity, Address, Address Line Two	Suite 100
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77042-2855
City Area Code	281
Local Phone Number	933-3339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	IO
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000866609